Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ 2,615	$ 3,081	$ 1,418
Dividend received deduction	(216)	(204)	(166)
Tax-exempt income	(73)	(92)	(96)
Prior year tax (1)	555	21	75
Low income housing tax credits	(225)	(209)	(194)
Other tax credits	(80)	(77)	(54)
Foreign tax rate differential	(465)	(118)	(340)
Deferred tax effects of branch conversions	0	0	4
Change in valuation allowance	5	(3)	30
Other, net	32	66	(16)
Provision for income tax expense (benefit)	$ 2,148	$ 2,465	$ 661